CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Consolidated Statement of Comprehensive Income [Abstract]
Profit after tax	$ 270,868	$ 44,805	$ 633,734	$ 144,888
Items that may be reclassified subsequently to income statement:
Exchange gain on translation of foreign currency denominated subsidiary	31	(143)	56	461
Total	31	(143)	56	461
Other comprehensive income	31	(143)	56	461
Total comprehensive income	270,899	44,661	633,790	145,349
Attributable to owners of non-controlling interest	2	2	7	43
Attributable to the owners of parent	$ 270,896	$ 44,660	$ 633,783	$ 145,307